Share Capital - Options (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Jun. 30, 2024
Share Capital
Maximum awards as percentage to outstanding stocks		10.00%
Expiry period (in years)		10 years
Weighted average fair value of options granted (in USD per share)	$ 0.89	$ 1.18	$ 1.87
Options [Member]
Share Capital
Shares issued (in shares)	450,000	1,250,000	550,000
Proceeds from issuing shares	$ 0.5	$ 2.9	$ 0.6
Reclassified from reserve to share capital	$ 0.4	$ 2.4	$ 0.5